Related Party Transactions (Details) - USD ($)	1 Months Ended								12 Months Ended
	Sep. 30, 2014	Jul. 31, 2014	Apr. 30, 2014	Jan. 31, 2014	Oct. 31, 2013	Jul. 31, 2013	Apr. 30, 2013	Jan. 31, 2013	Dec. 31, 2015	Dec. 31, 2014
Related Party Transactions (Textual)
Promissory note, amount									$ 3,000,000
Stock-based compensation expense									1,086,430	$ 1,040,585
Consulting expense									80,034	305,600
Non-employee unvested restricted stock awards [Member]
Related Party Transactions (Textual)
Stock-based compensation expense									$ (44,229)	$ 20,211
Lerner [Member]
Related Party Transactions (Textual)
Consulting agreement term								3 years
Initial compensation fee								$ 25,000
Per month consulting fee								$ 5,000
Compensation agreement term								2 years
Lerner [Member] | Issuance One [Member]
Related Party Transactions (Textual)
Issuance of restricted shares of common stock								325,000
Lerner [Member] | Issuance Two [Member]
Related Party Transactions (Textual)
Issuance of restricted shares of common stock								600,000
Lerner [Member] | Issuance Three [Member]
Related Party Transactions (Textual)
Issuance of restricted shares of common stock								150,000
Dcl Ventures Inc [Member]
Related Party Transactions (Textual)
Share purchase under initial investment	25,000	25,000	25,000	25,000	25,000	25,000	50,000
Investment in DCL Ventures, Inc	$ 25,000	$ 25,000	$ 25,000	$ 25,000	$ 25,000	$ 25,000	$ 50,000